Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	$ 8,500.0	$ 8,381.5
Goodwill, acquired during period	404.0	118.5
Purchase price and foreign currency adjustments	(26.4)	0
Ending balance	8,877.6	8,500.0
IFS [Member]
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	6,711.6	6,596.0
Goodwill, acquired during period	74.2	115.7
Purchase price and foreign currency adjustments	0	(0.1)
Ending balance	6,785.8	6,711.6
GFS [Member]
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	1,788.4	1,785.5
Goodwill, acquired during period	329.8	2.8
Purchase price and foreign currency adjustments	(26.4)	0.1
Ending balance	$ 2,091.8	$ 1,788.4